Note 11 - Convertible Note Arrangement - Finance Costs (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Gain (loss) on financial derivative liability - 2026 Notes	$ (4,493)	$ 6,683	$ 27,686
Other	(11,008)	(6,472)	677
Convertible debt, host instrument and embedded derivative [member]
Statement Line Items [Line Items]
Gain (loss) on financial derivative liability - 2026 Notes	0	(5,076)	27,686
Loss on extinguishment of 2026 Notes and recognition of 2028 Notes	0	(18,727)	0
Fair value gain on convertible notes payable and warrants	(4,493)	30,758	0
Other	0	(272)	0
Total	$ (4,493)	$ 6,683	$ 27,686